Income Taxes (Details) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Deferred tax assets
Net operating loss carryforwards	$ 15,261,391	$ 14,736,194
Less: valuation allowance for deferred tax asset	(15,261,391)	(14,736,194)
Deferred Tax Assets